Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Contracts, Beginning of Year	$ (68)	$ (53)
Acquisition (Note 5)	0	(14)
Change in Fair Value of Contracts in Place at Beginning of Year	(5)	0
Change in Fair Value of Contracts Entered Into During the Year	(1,641)	(995)
Fair Value of Contracts Realized During the Year	1,762	993
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(2)	1
Fair Value of Contracts, End of Year	$ 46	$ (68)